Earnings Per Share (Details) - CAD ($) $ / shares in Units, $ in Millions	3 Months Ended		6 Months Ended
	Feb. 28, 2021	Feb. 29, 2020	Feb. 28, 2021	Feb. 29, 2020
Earnings Per Share [Abstract]
Net income	$ 217	$ 167	$ 380	$ 329
Deduct: dividends on Preferred Shares	(2)	(2)	(4)	(4)
Net income attributable to common shareholders	$ 215	$ 165	$ 376	$ 325
Weighted average number of Class A Shares and Class B Shares for basic earnings per share	505,000,000	516,000,000	509,000,000	517,000,000
Effect of dilutive securities	0	0	0	0
Weighted average number of Class A Shares and Class B Shares for diluted earnings per share	505,000,000	516,000,000	509,000,000	517,000,000
Basic and diluted	$ 0.43	$ 0.32	$ 0.74	$ 0.63
Antidilutive securities (in shares)	8,199,698	5,852,922	7,852,637	5,719,981